Leases - Disclosure of Quantitative Information about Right-of-Use Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	¥ 382,040	¥ 379,951
Depreciation	98,321	97,032
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	348,331	341,256
Depreciation	81,692	81,930
Other tangible assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	27,104	31,746
Depreciation	12,042	11,863
Intangible assets other than goodwill [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	6,605	6,949
Depreciation	¥ 4,587	¥ 3,239